SHAREHOLDERS' EQUITY AND SHARE OWNERSHIP AND RIGHTS - Warrants and Options (Details)	Dec. 31, 2021 $ / shares shares
ADS
Equity
Outstanding warrants | shares	1,787,844
Number issuable warrants | shares	15,721,514
Warrants | 2020 note holders
Equity
Warrants, exercise price of warrants (in dollars per share) | $ / shares	$ 3.98
Warrants | 2020 note holders | ADS
Equity
Outstanding warrants | shares	367,356
Warrants | Investor
Equity
Warrants, exercise price of warrants (in dollars per share) | $ / shares	$ 3.98
Warrants | Investor | ADS
Equity
Outstanding warrants | shares	1,238,429
Warrants | Cellect warrantholders | Minimum
Equity
Warrants, exercise price of warrants (in dollars per share) | $ / shares	$ 0.20
Warrants | Cellect warrantholders | Maximum
Equity
Warrants, exercise price of warrants (in dollars per share) | $ / shares	$ 11.00
Warrants | Cellect warrantholders | ADS
Equity
Outstanding warrants | shares	110,263
Series A warrants
Equity
Warrants, exercise price of warrants (in dollars per share) | $ / shares	$ 3.98
Series A warrants | ADS
Equity
Number issuable warrants | shares	6,665,922
Series B warrants
Equity
Warrants, exercise price of warrants (in dollars per share) | $ / shares	$ 3.98
Series B warrants | ADS
Equity
Number issuable warrants | shares	6,665,922
Series C warrants
Equity
Warrants, exercise price of warrants (in dollars per share) | $ / shares	$ 3.98
Series C warrants | ADS
Equity
Number issuable warrants | shares	2,389,670
Options | Cellect optionholders | Minimum
Equity
Warrants, exercise price of warrants (in dollars per share) | $ / shares	$ 8.60
Options | Cellect optionholders | Maximum
Equity
Warrants, exercise price of warrants (in dollars per share) | $ / shares	$ 217.00
Options | Cellect optionholders | ADS
Equity
Outstanding warrants | shares	71,796